ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2015	2016
Customer deposits	46,930,870	55,991,264
Advance from customers	50,048,183	68,397,492
Accrued employee payroll and welfare	46,181,537	57,367,892
Accrued advertising and promotion expense	6,600,440	17,306,922
Accrued interest payable	9,192,322	8,530,203
Accrued professional service fees	3,520,035	4,316,185
Accrued liability related to customer loyalty program	4,412,036	7,185,774
Tax payable	2,409,341	15,471,552
Property related purchase payable	-	11,354,874
Others	23,694,200	22,569,229
Total	192,988,964	268,491,387